DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the DuPont Retirement Savings Plan (the “Plan”) is provided for general purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, and the Internal Revenue Code (“IRC”) established by the Board of Directors of DuPont de Nemours, Inc. (“DuPont”, the “Company” or the "Plan Sponsor") on June 1, 2019. The Plan is a tax-qualified, contributory profit sharing plan.
Electronics Separation
On November 1, 2025, the Company completed the separation of its semiconductor and interconnect solutions businesses, (the "Electronics Business" and the separation of the Electronics Business, the "Electronics Separation") into an independent public company, Qnity Electronics, Inc. ("Qnity"). At the time of the transaction close, any employees that were included in the Electronics Separation had their vesting accelerated to 100% and ceased to be employed by the Company and its subsidiaries and were no longer eligible to participate in the Plan. No assets were transferred as part of this transaction, but participants were treated as being separated from the Plan and could leave the balance in the Plan or roll it over to another plan.
On November 1, 2025, DuPont shareholders received one share of common stock of Qnity for every two shares of common stock of DuPont held at the close of business on October 22, 2025.

Aramids Divestiture
On April 1, 2026, the Company completed the sale of the Aramids business (the "Aramids Business" and the divestiture of the Aramids Business, the "Aramids Divestiture") to Arclin, a portfolio company of an affiliate of TJC LP ("TJC"). As of November 1, 2025, any employees that were included in the Aramids Divestiture were no longer eligible to participate in the Plan. Their balances remained in the Plan and could not be rolled over until April 1, 2026 when the Aramids Divestiture was completed, at which time their vesting accelerated to 100%. No assets were transferred as part of this transaction but employees could leave the balance in the Plan or roll it over to another plan.
Administration
The Plan Administrator is the DuPont Benefit Plans Administrative Committee, whose members are appointed by the Company. The DuPont Savings Plan Investment Committee, whose members are also appointed by the Company, has responsibility for selecting and overseeing the Plan investments and determining the Plan's valuation policies utilizing information provided by the investment advisers, custodians and insurance companies. The Company holds authority to appoint trustees and has designated Bank of America, N.A. (“Bank of America”) and Northern Trust Corporation (“Northern Trust”) as trustees for the Plan. Bank of America is the trustee for the balances in Company common stock and the participant-directed brokerage account which holds mutual funds. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America, provides recordkeeping and participant services. The Plan entered into a Master Trust Agreement with Northern Trust to establish the DuPont Specialty Products and Related Co Savings Plan Master Trust (the "Master Trust"). See Note 3 for further information.
Participation
All employees of the Company or the Company’s subsidiaries and general partnerships that have adopted the Plan are eligible to participate in this Plan, except represented employees in a bargaining unit that has not accepted the terms of this Plan and individuals who are classified by the Company as leased employees and independent contractors. Individuals who are receiving severance pay, retainer, or other fees under contract are not eligible to elect or receive contributions in the Plan with respect to such compensation. Temporary employees are eligible to participate in the Plan. Temporary employees are defined as individuals hired to complete a special project of limited duration or to fill the vacancy of an employee who is on a leave of absence.
Contributions
Eligible employees may participate in the Plan by authorizing the Company to make payroll deductions. Participants may elect to make before-tax, Roth 401(k) or after-tax contributions of 1% to 90% of eligible compensation, as defined. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.
Participants are automatically enrolled in the Plan at a 6% before-tax savings rate and increased 1% annually, up to a maximum of 15% of pay, if no action is taken by the employee within 60 days from the date of hire.
Under automatic enrollment the participant assets are invested in accordance with a managed account feature offered by Bank of America. The participant may elect not to participate in the Plan at any time. All of the above participant’s savings and elections are subject to regulatory and Plan limitations.
The Company makes a matching contribution equal to 100% of a participant’s contribution, up to 6% of eligible compensation. In addition, the Company makes a contribution (“Retirement Savings Contribution”) to each eligible employee account, currently equal to 3% of eligible pay, regardless of the employee’s contribution election. Contributions to the Plan are subject to certain limits imposed by the Internal Revenue Service ("IRS") and the Plan terms.
Participant Accounts
The Plan’s record keeper maintains an account in the name of each participant to which each participant’s contributions, Company’s matching contributions, Retirement Savings Contributions and allocations of Plan net earnings and losses, if any, are recorded. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments
Participants direct the investment of the contributions into various investment options offered by the Plan. The Plan currently offers through the Master Trust, passively managed index funds, actively managed custom-designed funds, target retirement funds, and a stable value fund. Additionally, the Plan currently offers DuPont common stock and the self-directed brokerage account where participants can choose funds from various mutual fund families. The Plan also contains an Employee Stock Ownership Plan where participants can elect to have dividends from DuPont common stock distributed to them in cash instead of being reinvested in their Plan account. For the year ended December 31, 2025, $20,611 in dividends were distributed to participants in cash.
Vesting
Participant contributions and the Company’s matching contributions are fully and immediately vested. Retirement Savings Contributions are fully vested after any of the following circumstances:
•The participant has completed at least three years of service with the Company, including years of service under predecessor plans;
•The participant reaches age 65 while working for the Company;
•The participant terminates employment with the Company due to becoming totally disabled while working for the Company;
•The participant’s job with the Company is eliminated;
•The participant’s spouse is transferred by the Company to an employment location outside the immediate geographic area while the participant is working for the Company, and the participant terminates employment with the Company;
•The participant dies while actively employed by the Company.
Participant balances related to prior plan company contributions or prior plan benefits, that were not vested at the time the balances were merged into the Plan, will continue to vest according to the previous plans' vesting schedules.
Notes Receivable from Participants
Participants may borrow up to one-half of their non-forfeitable account balances, excluding the Retirement Savings Contribution account, subject to a $1,000 minimum and up to a maximum equal to the lesser of $50,000 (less the participants highest outstanding loan balance during the previous 12 months) or 50% of their account balance. The loans are executed by promissory notes and have a minimum term of 1 year and a maximum term of 5 years, except for qualified residential loans, which have a maximum term of 10 years. Loans from former plans maintained by subsidiaries before they were acquired by the Company, which were transferred to the Plan, could have a maximum original term of 15 years. The rate of interest on loans are commensurate with the prevailing interest rate charged on similar loans made within the same locale and time period and remain fixed for the life of the loan. The loans are repaid over the term in installments of principal and interest by deduction from pay or through ACH account debit. A participant also has the right to repay the loan in full, at any time, without penalty. At December 31, 2025 and 2024, loan interest rates ranged from 4.25% to 12.00% for both periods.
Payment of Benefits
Participants may request a full distribution of their accounts when they terminate employment with the Company and all affiliates. However, the Retirement Savings Contributions will be paid only to the extent that they are vested in the employee’s account. On separation from service, a participant also may elect to receive the value of their account balance in installment payments. As a result of the Setting Every Community Up for Retirement Enhancement ("SECURE") 2.0 Act, the required minimum distribution age was increased to age 73 effective January 1, 2023 and as a result, terminated participants must begin taking minimum distributions in April of the year following the year they turn age 73.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $297,176 and $17,347, respectively. Forfeitures can be used, as defined by the Plan, to pay administrative expenses, reinstate participant accounts and to reduce the amount of future employer contributions. A participant’s account may be reinstated if the participant becomes a covered employee by the Plan prior to incurring five consecutive one-year breaks in service. The participant account will be reinstated as soon as practical after the date the participant becomes a covered employee. Forfeited accounts of $867,990 were used to reduce employer contributions for the year ended December 31, 2025. In addition, forfeited accounts were used to reinstate participant’s accounts and pay for administrative expenses in the amounts of $236,492 and $14,392, respectively.
Administrative Expenses
Administrative expenses, including but not limited to, recordkeeping expenses, trustee fees and transactional costs may be paid by the Plan, at the election of the Plan Administrator. Expenses paid by the Plan for the year ended December 31, 2025 were $640,763, which excludes expenses paid by the Master Trust. Brokerage fees, transfer taxes, investment fees and other expenses incidental to the purchase and sale of securities and investments shall be included in the cost of such securities or investments, or deducted from the sales proceeds.